Shareholder Report	12 Months Ended	36 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000027887
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Advisor Class
Trading Symbol	ATEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ATEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ATEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
07/14	$10,000	$10,000
07/15	$11,017	$10,283
07/16	$10,983	$10,238
07/17	$13,462	$11,984
07/18	$15,073	$13,298
07/19	$16,090	$13,690
07/20	$20,036	$14,676
07/21	$27,269	$19,545
07/22	$23,295	$17,496
07/23	$24,630	$19,755
07/24	$27,328	$23,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	10.97%	11.18%	10.58%
Advisor Class (with sales charges)	10.97%	11.18%	10.58%
MSCI ACWI (net)	17.02%	11.05%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,887,827,375	$ 1,887,827,375
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 11,750,880
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,887,827,375
# of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,750,880

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	39.9%
Health Care	16.2%
Industrials	16.0%
Financials	13.5%
Consumer Staples	4.0%
Utilities	2.9%
Consumer Discretionary	2.8%
Energy	0.7%
Short-Term Investments	3.8%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,734,105	3.2%
Visa, Inc. - Class A	$55,503,245	2.9%
NextEra Energy, Inc.	$53,877,943	2.9%
Waste Management, Inc.	$53,758,605	2.9%
NVIDIA Corp.	$52,405,067	2.8%
Flex Ltd.	$51,820,881	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$51,662,353	2.7%
Veralto Corp.	$49,605,492	2.6%
Fair Isaac Corp.	$48,113,600	2.6%
Adobe, Inc.	$45,556,360	2.4%
Total	$522,037,651	27.7%

Material Fund Change [Text Block]
C000027884
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class A
Trading Symbol	ALTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ALTFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ALTFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)
07/14	$9,575	$10,000
07/15	$10,520	$10,283
07/16	$10,462	$10,238
07/17	$12,790	$11,984
07/18	$14,286	$13,298
07/19	$15,211	$13,690
07/20	$18,894	$14,676
07/21	$25,651	$19,545
07/22	$21,858	$17,496
07/23	$23,053	$19,755
07/24	$25,514	$23,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	10.66%	10.90%	10.30%
Class A (with sales charges)	5.97%	9.94%	9.82%
MSCI ACWI (net)	17.02%	11.05%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,887,827,375	$ 1,887,827,375
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 11,750,880
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,887,827,375
# of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,750,880

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	39.9%
Health Care	16.2%
Industrials	16.0%
Financials	13.5%
Consumer Staples	4.0%
Utilities	2.9%
Consumer Discretionary	2.8%
Energy	0.7%
Short-Term Investments	3.8%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,734,105	3.2%
Visa, Inc. - Class A	$55,503,245	2.9%
NextEra Energy, Inc.	$53,877,943	2.9%
Waste Management, Inc.	$53,758,605	2.9%
NVIDIA Corp.	$52,405,067	2.8%
Flex Ltd.	$51,820,881	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$51,662,353	2.7%
Veralto Corp.	$49,605,492	2.6%
Fair Isaac Corp.	$48,113,600	2.6%
Adobe, Inc.	$45,556,360	2.4%
Total	$522,037,651	27.7%

Material Fund Change [Text Block]
C000027886
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class C
Trading Symbol	ATECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ATECX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ATECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)
07/14	$10,000	$10,000
07/15	$10,907	$10,283
07/16	$10,762	$10,238
07/17	$13,058	$11,984
07/18	$14,476	$13,298
07/19	$15,296	$13,690
07/20	$18,858	$14,676
07/21	$25,408	$19,545
07/22	$21,489	$17,496
07/23	$22,494	$19,755
07/24	$24,708	$23,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	9.84%	10.07%	9.47%
Class C (with sales charges)	8.84%	10.07%	9.47%
MSCI ACWI (net)	17.02%	11.05%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,887,827,375	$ 1,887,827,375
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 11,750,880
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,887,827,375
# of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,750,880

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	39.9%
Health Care	16.2%
Industrials	16.0%
Financials	13.5%
Consumer Staples	4.0%
Utilities	2.9%
Consumer Discretionary	2.8%
Energy	0.7%
Short-Term Investments	3.8%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,734,105	3.2%
Visa, Inc. - Class A	$55,503,245	2.9%
NextEra Energy, Inc.	$53,877,943	2.9%
Waste Management, Inc.	$53,758,605	2.9%
NVIDIA Corp.	$52,405,067	2.8%
Flex Ltd.	$51,820,881	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$51,662,353	2.7%
Veralto Corp.	$49,605,492	2.6%
Fair Isaac Corp.	$48,113,600	2.6%
Adobe, Inc.	$45,556,360	2.4%
Total	$522,037,651	27.7%

Material Fund Change [Text Block]
C000027890
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class I
Trading Symbol	AGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/AGTIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AGTIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class I	MSCI ACWI (net)
07/14	$10,000	$10,000
07/15	$11,041	$10,283
07/16	$11,035	$10,238
07/17	$13,557	$11,984
07/18	$15,197	$13,298
07/19	$16,237	$13,690
07/20	$20,227	$14,676
07/21	$27,531	$19,545
07/22	$23,526	$17,496
07/23	$24,881	$19,755
07/24	$27,608	$23,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	10.96%	11.20%	10.69%
Class I (with sales charges)	10.96%	11.20%	10.69%
MSCI ACWI (net)	17.02%	11.05%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,887,827,375	$ 1,887,827,375
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 11,750,880
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,887,827,375
# of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,750,880

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	39.9%
Health Care	16.2%
Industrials	16.0%
Financials	13.5%
Consumer Staples	4.0%
Utilities	2.9%
Consumer Discretionary	2.8%
Energy	0.7%
Short-Term Investments	3.8%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,734,105	3.2%
Visa, Inc. - Class A	$55,503,245	2.9%
NextEra Energy, Inc.	$53,877,943	2.9%
Waste Management, Inc.	$53,758,605	2.9%
NVIDIA Corp.	$52,405,067	2.8%
Flex Ltd.	$51,820,881	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$51,662,353	2.7%
Veralto Corp.	$49,605,492	2.6%
Fair Isaac Corp.	$48,113,600	2.6%
Adobe, Inc.	$45,556,360	2.4%
Total	$522,037,651	27.7%

Material Fund Change [Text Block]
C000230903
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class Z
Trading Symbol	ATEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ATEZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ATEZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]
Line Graph [Table Text Block]
	Class Z	MSCI ACWI (net)
7/27/2021	$10,000	$10,000
07/21	$10,077	$9,968
07/22	$8,614	$8,923
07/23	$9,114	$10,074
07/24	$10,119	$11,789

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/27/21
Class Z (without sales charges)	11.03%	0.40%
Class Z (with sales charges)	11.03%	0.40%
MSCI ACWI (net)	17.02%	5.61%

Performance Inception Date		Jul. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,887,827,375	$ 1,887,827,375
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 11,750,880
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,887,827,375
# of Portfolio Holdings	52
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,750,880

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	39.9%
Health Care	16.2%
Industrials	16.0%
Financials	13.5%
Consumer Staples	4.0%
Utilities	2.9%
Consumer Discretionary	2.8%
Energy	0.7%
Short-Term Investments	3.8%
Other assets less liabilities	0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$59,734,105	3.2%
Visa, Inc. - Class A	$55,503,245	2.9%
NextEra Energy, Inc.	$53,877,943	2.9%
Waste Management, Inc.	$53,758,605	2.9%
NVIDIA Corp.	$52,405,067	2.8%
Flex Ltd.	$51,820,881	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$51,662,353	2.7%
Veralto Corp.	$49,605,492	2.6%
Fair Isaac Corp.	$48,113,600	2.6%
Adobe, Inc.	$45,556,360	2.4%
Total	$522,037,651	27.7%

Material Fund Change [Text Block]